Borrowings (Details) € in Thousands, $ in Thousands	4 Months Ended	8 Months Ended		12 Months Ended
	Apr. 22, 2014 USD ($)	Aug. 26, 2019 USD ($)	Aug. 26, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 17, 2018 USD ($)	Aug. 17, 2018 EUR (€)	Nov. 03, 2017 USD ($)	May 18, 2017 USD ($)	Dec. 15, 2016 USD ($)	Oct. 29, 2009 USD ($)
Borrowings
Deferred financing costs				$ 5,430	$ 7,982
Interest expense				$ 40,531	$ 39,669	$ 28,347
Annual weighted average interest rate				7.12%	7.04%	6.13%
Outstanding amount				$ 520,359	$ 538,168
2022 Senior Notes
Borrowings
Debt instrument face amount	$ 375,000
Debt instrument maturity date				May 01, 2022
Interest rate				7.25%
Mandatory redemption price percentage	101.00%
Deferred financing costs				$ 3,323	4,576
Interest expense				$ 27,188	27,188	$ 27,188
Senior Notes covenants				The indenture governing the 2022 Senior Notes contains covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics’ properties and assets and creation or designation of restricted subsidiaries.
Debt redemption description				The Co-Issuers have the option to redeem the 2022 Senior Notes in whole or in part, at their option, at any time on or after May 1, 2019, at a fixed price of 101.813%, which price declines ratably until it reaches par in May 2020. Upon the occurrence of certain change of control events, the holders of the 2022 Senior Notes will have the right to require the Co-Issuers to repurchase some or all of the 2022 Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Outstanding amount				$ 375,000	375,000
2022 Senior Notes | On or after May 1, 2017
Borrowings
Redemption price percentage	101.813%
Term Loan B Facility
Borrowings
Debt instrument face amount									$ 100,000
Debt instrument, Variable Interest Rate				LIBOR
Interest rate expressed in basis points				4.75%
Debt instrument, term				4 years
Debt instrument collateral				The Term Loan B Facility is secured by first priority mortgages on four tanker vessels
Debt amortization percentage				1.00%
Deferred financing costs				$ 2,056	3,188
Interest expense				7,150	7,171	1,006
Outstanding amount				98,000	99,000
Notes Payable
Borrowings
Maximum borrowing capacity				$ 41,964
Interest rate description				six-month LIBOR
Deferred financing costs				$ 5,949
Interest expense				$ 1,591	1,775	$ 1,013
Repayment frequency				semi-annual installments
Repayment installments				16
Outstanding amount				$ 22,469	26,875
BBVA Loan
Borrowings
Debt instrument face amount											$ 25,000
Debt instrument, Variable Interest Rate				LIBOR (180 days)
Interest rate expressed in basis points				3.25%
Repayment frequency				quarterly
Repayment installments				20
Date of first required payment				Jun. 19, 2017
Outstanding amount				$ 14,275	19,300
Term Bank loan
Borrowings
Debt instrument face amount										$ 14,000
Debt instrument, Variable Interest Rate				LIBOR (90 days)
Interest rate expressed in basis points				3.15%
Repayment frequency				quarterly
Repayment installments				20
Deferred financing costs				$ 51	73
Balloon payment				7,000
Outstanding amount				$ 10,500	11,900
Number of vessels financed				2
Credit Agreement
Borrowings
Debt instrument face amount							$ 6,781	€ 6,200
Interest rate				6.75%
Repayment frequency				monthly
Repayment installments				24
Final repayment date				Aug. 17, 2020
Line of credit facility description				On August 17, 2018, the Company entered into a $6,781 (€6,200) credit agreement in order to finance the 50% of the purchase price of a river and estuary tanker.
Outstanding amount				$ 0	5,909
Repayments of Debt		$ 3,472	€ 3,100
Hidronave S.A. loan
Borrowings
Debt instrument face amount												$ 817
Debt instrument maturity date				Aug. 10, 2021
Interest rate				6.00%
Repayment frequency				monthly
Repayment amount				$ 6
Outstanding amount				$ 115	$ 184